Information Concerning the Group's Consolidated Operations - Summary of Reconciliation of Plant Segment Result of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [Line Items]
External revenues and other income	$ 33,715	$ 56,444	$ 62,565	$ 35,152
Research and development expenses	(79,227)	(78,458)	(58,154)
Selling, general and administrative expenses	(44,750)	(43,413)	(30,223)
Royalties and other operating income and expenses	232	(99)	(2,425)
Total operating expenses	(126,366)	(123,746)	(93,549)	(42,122)
Operating income (loss) before tax	(103,683)	(67,255)	(22,606)
Financial gain (loss)	(11,032)	46	8,378	9,428
Net income (loss)	(103,683)	(67,255)	(22,606)	$ (1,292)
Cellectis Consolidated financial statements Reportable segments note (IFRS) [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	747	585	49
Research and development expenses	(6,057)	(4,112)	(2,874)
Selling, general and administrative expenses	(13,143)	(4,809)	(1,834)
Royalties and other operating income and expenses	(384)	(474)	(272)
Total operating expenses	(19,584)	(9,395)	(4,980)
Operating income (loss) before tax	(18,837)	(8,810)	(4,931)
Financial gain (loss)		87	259
Net income (loss)	(18,837)	(8,722)	(4,672)
Intersegment transactions [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	167	131	72
Selling, general and administrative expenses	(2,501)	(3,443)	(2,568)
Royalties and other operating income and expenses	(114)	(155)	(75)
Total operating expenses	(2,615)	(3,598)	(2,643)
Operating income (loss) before tax	(2,448)	(3,468)	(2,571)
Financial gain (loss)	(1)	(64)	(261)
Net income (loss)	(2,449)	(3,532)	(2,832)
Reclassifications [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	(405)	(317)	(72)
Research and development expenses	(563)	(1,058)	8
Selling, general and administrative expenses	436	945	535
Royalties and other operating income and expenses	504	430	(403)
Total operating expenses	378	317	141
Operating income (loss) before tax	(27)		69
Financial gain (loss)	27		(69)
Other [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	(1)		1,223
Research and development expenses	16	(17)	298
Selling, general and administrative expenses	157	37
Royalties and other operating income and expenses	(7)	(1)	(1)
Total operating expenses	166	19	297
Operating income (loss) before tax	165	19	1,521
Financial gain (loss)	(218)	(1)	(4)
Net income (loss)	(53)	18	1,517
Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation [Member]
Disclosure of operating segments [Line Items]
Research and development expenses	1,134	477	384
Selling, general and administrative expenses	6,316	621	405
Total operating expenses	7,450	1,098	789
Operating income (loss) before tax	7,450	1,098	789
Net income (loss)	7,450	1,098	789
Cellectis equity award IFRS/US GAAP difference : Non cash stock-based compensation [Member]
Disclosure of operating segments [Line Items]
Research and development expenses	(6,086)	(928)	(583)
Selling, general and administrative expenses	(6,006)	(20)	(109)
Total operating expenses	(12,092)	(948)	(692)
Operating income (loss) before tax	(12,092)	(948)	(692)
Net income (loss)	(12,092)	(948)	(692)
Calyxt Stand alone financial statements (US GAAP) [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	508	399	1,272
Research and development expenses	(11,556)	(5,638)	(2,766)
Selling, general and administrative expenses	(14,741)	(6,670)	(3,569)
Royalties and other operating income and expenses		(200)	(751)
Total operating expenses	(26,297)	(12,508)	(7,086)
Operating income (loss) before tax	(25,789)	(12,109)	(5,813)
Financial gain (loss)	(191)	23	(75)
Net income (loss)	$ (25,980)	$ (12,086)	$ (5,889)